DEFERRED RD OBLIGATIONS PARTICIPATION AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DEFERRED RD OBLIGATIONS PARTICIPATION AGREEMENTS (Tables)
Schedule of default payment
			Warrants	Term				Buy-back	Buy-back
							Minimum	Premium %	Premium %
Agreement	Date of	Amount			Exercise	Revenue	Payment	pre-18	post 18
#	Funding	Funded			Price	Share	Threshold	mos.	mos.
1	April 13, 2020	$100,000	3,750	5 Years	$9.60	1.500%	$ -	40%	40%
2	April 13, 2020	150,000	5,625	5 Years	9.60	2.250%	-	40%	40%
3	April 13, 2020	150,000	5,625	5 Years	9.60	2.250%	-	40%	40%
4	May 7, 2020	250,000	9,375	5 Years	9.60	3.750%	-	40%	40%
5	June 1, 2020	275,000	10,313	5 Years	8.80	4.125%	82,500	40%	50%
6	June 3, 2020	225,000	8,438	5 Years	8.80	3.375%	67,500	40%	50%
7	July 8, 2020	100,000	3,750	5 Years	9.60	1.500%	30,000	40%	50%
8	Aug. 24, 2020	125,000	4,688	5 Years	9.60	1.875%	37,500	40%	50%
9	Sept. 14, 2020	150,000	5,625	5 Years	9.60	2.250%	45,000	40%	50%
10	Sept.15, 2020	50,000	1,875	5 Years	9.60	0.750%	15,000	40%	50%
11	Sept.15, 2020	50,000	1,875	5 Years	9.60	0.750%	15,000	40%	50%
12	Sept.25, 2020	300,000	5,625	5 Years	9.60	4.500%	420,000	40%	50%
13	Oct. 8, 2020	500,000	18,750	5 Years	9.60	7.500%	150,000	40%	40%
14	Oct. 4, 2020	100,000	3,750	5 Years	9.60	1.500%	40,000	40%	50%
15	Oct. 4, 2020	250,000	9,375	5 Years	9.60	3.750%	-	40%	40%
16	Oct. 9, 2020	50,000	1,875	5 Years	9.60	0.750%	15,000	40%	40%
17	Dec. 16, 2020	10,000	375	5 Years	9.60	0.150%	17,000	40%	50%
18	Jan. 22, 2021	40,000	1,500	5 Years	11.20	0.600%	12,000	40%	50%
19	Jan. 25, 2021	40,000	1,500	5 Years	11.20	0.600%	12,000	40%	50%
20	Jan. 27, 2021	25,000	938	5 Years	11.20	0.375%	12,000	40%	50%
21	May 14,2021	45,000	1,688	5 Years	10.40	0.675%	13,500	40%	50%
		$2,985,000	106,315			44.775%	$984,000